DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Revenue from contracts	12,622	10,127	8,237
Revenue from maintenance works and services and others	327	981	1,426

	12,949	11,108	9,663

- Over time	12,622	10,127	8,237
- At a point in time	327	981	1,426

	12,949	11,108	9,663
	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Singapore	12,949	11,108	9,663

	12,949	11,108	9,663

SCHEDULE OF UNSATISFIED OR PARTIALLY UNSATISFIED PERFORMANCE OBLIGATIONS

Management expects that the approximate transaction price allocated to unsatisfied or partially unsatisfied performance obligations as at the end of the reporting periods may be recognized as revenue in the next reporting periods as follow:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Partial and fully unsatisfied performance obligation as at:
- December 31, 2024	-	-	9,092
- December 31, 2025	-	15,026	-
- December 31, 2026	8,860	-	-

	8,860	15,026	9,092